Details to the consolidated statements of cash flows (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Non-cash change in provisions and other non-current liabilities	$ 958	$ 109	$ 1,018	$ 247
Gains on disposal and other adjustments on property, plant and equipment, intangible assets, financial assets, and other non-current assets, net	(615)	(225)	(684)	(411)
Equity settled compensation expense	174	155	372	337
Income from associated companies	(176)	(5,932)	(256)	(6,084)
Taxes	525	443	797	813
Net financial expense	205	192	387	375
Total	2,085	(4,084)	4,101	(2,619)
Change over period [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Non-cash change in provisions and other non-current liabilities	849		771
Gains on disposal and other adjustments on property, plant and equipment, intangible assets, financial assets, and other non-current assets, net	(390)		(273)
Equity settled compensation expense	19		35
Income from associated companies	5,756		5,828
Taxes	82		(16)
Net financial expense	13		12
Total	6,169		6,720
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	445	492	868	853
Property, plant and equipment | Change over period [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	(47)		15
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	601	713	1,619	1,357
Intangible assets | Change over period [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	(112)		262
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	(32)	$ (31)	(20)	$ (106)
Financial assets impaired [member] | Change over period [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	$ (1)		$ 86